Net Earnings (Loss) Per Share (Details) - Shedule of shares and income (loss) used in the computation of net earnings (loss) per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Shedule Of Shares And Income Loss Used In The Computation Of Net Earnings Loss Per Share Abstract
Net income (loss) (in Dollars)	$ (239,050)	$ 22,130
Weighted average number of common shares outstanding - basic	207,776,000	157,652,000
The effect of dilutive potential common shares		11,740,000
Weighted average number of common shares outstanding - diluted	207,776,000	169,392,000
Basic (loss) earnings per share (in Dollars per share)	$ (1.15)	$ 0.14
Diluted (loss) earnings per share (in Dollars per share)	$ (1.15)	$ 0.13